Summary of Significant Accounting Policies (Details) ¥ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($) shares
Summary of Significant Accounting Policies (Details) [Line Items]
Convenience Price (in Yuan Renminbi per share) | ¥ / shares	¥ 6.5250
Accounts considered overdue term	180 years				180 years
Earn-out liabilities	¥ 107,300
Current portion of earn out liability	92,200
Non current portion of earnout liability	15,100
Related portion of earn-out liability	¥ 200,100
Earn-out shares issued (in Shares) | shares	3,540,960				3,540,960
Technical development and advisory Rate	1.00%	1.00%
Advertising and market promotion expenses	¥ 9,588	$ 1,469	¥ 3,350	¥ 4,224
Amount of employee benefits	¥ 5,797		6,951	¥ 5,195	$ 888
Estimated remaining economic life percentage	75.00%				75.00%
VAT rates range	13.00%				13.00%
General reserve fund rate	10.00%	10.00%
Reserve fund reached percentage	50.00%	50.00%
Statutory surplus fund percentage	10.00%	10.00%
Surplus fund reached percentage	50.00%	50.00%
Dilutive shares issued (in Shares) | shares	602,000	602,000
Earnings per share contractual issuable shares (in Shares) | shares	3,540,960	3,540,960
Future minimum operating lease commitments	¥ 18,649	$ 2,858
IPO [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Deferred offering cost			¥ 1,307